Long-term debt - Pre-Existing Loan Facilities 2 (Details) $ in Thousands	1 Months Ended	10 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Oct. 31, 2014 USD ($)	Dec. 31, 2019 USD ($)	Dec. 20, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
ABN $115,000 Facility
Debt Instrument [Line Items]
Initiation date			Dec. 17, 2018
Maximum borrowing capacity			$ 115,000
Vessels provided as collateral			The ABN $115,000 Facility is secured by a first priority on the four Augustea Vessels and the Step 1 Vessels.
Number of loan tranches			4
Number of vessels financed			7
ABN $115,000 Facility | Tranche A
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 69,525
Amount drawn down				$ 69,525
Number of installments			20
Frequency of payments			quarterly
Repayment installment			$ 1,705
Balloon installment			$ 35,428
Line of credit facility, description			The first tranche was used to refinance the then existing indebtedness of four of the Augustea Vessels Star Virginia, Star Scarlett, Star Jeanette and Star Audrey.
Number of vessels financed			4
ABN $115,000 Facility | Tranche B
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 7,900
Amount drawn down				$ 7,900
Number of installments			20
Frequency of payments			quarterly
Repayment installment			$ 282
Balloon installment			$ 2,260
Line of credit facility, description			The second tranche was used to partially finance the acquisition cost of the Star Bright.
ABN $115,000 Facility | Remaining Two Tranches
Debt Instrument [Line Items]
Line of credit facility, description			The remaining two tranches were used to partially finance the acquisition cost of the Star Marianne and Star Janni.
ABN $115,000 Facility | Tranche C
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 17,875
Amount drawn down	$ 17,875
Number of installments			19
Frequency of payments			quarterly
Repayment installment			$ 672
Balloon installment			5,114
ABN $115,000 Facility | Tranche D
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 17,875
Amount drawn down	$ 17,875
Number of installments			19
Frequency of payments			quarterly
Repayment installment			$ 672
Balloon installment			$ 5,114
DVB $24,750 Facility
Debt Instrument [Line Items]
Initiation date			Oct. 30, 2014
Amount drawn down		$ 24,750
Number of installments			24
Frequency of payments			quarterly
Balloon installment			$ 12,150
Expiration date			Oct. 31, 2020
Vessels provided as collateral			The DVB $24,750 Facility is secured by a first priority pledge of the membership interests of the Christine Shipco LLC.
Line of credit facility, description			The DVB $24,750 Facility was used to partially finance the acquisition of 100% of the equity interests of Christine Shipco LLC, which is the owner of the vessel Star Martha.
DVB $24,750 Facility | Christine Shipco LLC
Debt Instrument [Line Items]
Percentage of equity interest acquired		100.00%
DVB $24,750 Facility | First Four Installments
Debt Instrument [Line Items]
Repayment installment			$ 900
DVB $24,750 Facility | Last Twenty Installments
Debt Instrument [Line Items]
Repayment installment			$ 450
Sinosure Facility
Debt Instrument [Line Items]
Initiation date			Feb. 11, 2015
Maximum borrowing capacity			$ 98,165
Repayment period			12 years
Number of installments			48
Frequency of payments			quarterly
Vessels provided as collateral			The Sinosure Facility is secured by a first priority cross collateralized mortgage over the Sinosure Financed Vessels.
Line of credit facility, description			The Sinosure Facility was used to partially finance the construction cost of the newbuilding vessels, Honey Badger, Wolverine, Star Antares, Star Lutas, Kennadi and Mackenzie (the “Sinosure Financed Vessels”).
Number of loan tranches			6
Honey Badger
Debt Instrument [Line Items]
Delivery Date			February 27, 2015
Wolverine
Debt Instrument [Line Items]
Delivery Date			February 27, 2015
Star Antares
Debt Instrument [Line Items]
Delivery Date			October 9, 2015
Star Lutas
Debt Instrument [Line Items]
Delivery Date			January 6, 2016
Kennadi
Debt Instrument [Line Items]
Delivery Date			January 8, 2016
Mackenzie
Debt Instrument [Line Items]
Delivery Date			March 2, 2016
8.30% 2022 Notes
Debt Instrument [Line Items]
Issuance date			Nov. 09, 2017
Face amount			$ 50,000
Maturity date			Nov. 15, 2022
Interest rate			8.30%
Frequency of payments			quarterly in arrears on the 15th day of February, May, August and November
Date of first required payment			Feb. 15, 2018
Redemption price percentage			100.00%
Redemption description			The Company may redeem the 2022 Notes in whole, but not in part, at any time at its option, at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest.
Unamortized debt issuance costs			$ 1,179		$ 1,590
8.00% 2019 Notes
Debt Instrument [Line Items]
Interest rate			8.00%
Repurchased face amount						$ 50,000